CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2022 CNY (¥) shares
Related parties allowance for credit losses, net | ¥	¥ 390	¥ 141
Prepayments and other receivables, net of allowance for credit losses | ¥	¥ 16,054	¥ 2,358
Ordinary stock, shares authorized	1,000,000,000
Treasury stock, shares	12,240,463	5,699,315
Short-Term Investments
Investments including the fair value measured investments | ¥	¥ 310,547	¥ 282,230
Long-Term Investments
Investments including the fair value measured investments | ¥	¥ 12,310	¥ 15,780
Common Class A
Ordinary stock, shares authorized	941,472,561	941,472,561
Ordinary stock, shares issued	102,120,726	100,854,060
Ordinary stock, shares outstanding	87,795,879	96,388,001
Common Class B
Ordinary stock, shares authorized	47,240,103	47,240,103
Ordinary stock, shares issued	47,240,103	47,240,103
Ordinary stock, shares outstanding	47,240,103	47,240,103
Common Class C
Ordinary stock, shares authorized	11,287,336	11,287,336
Ordinary stock, shares issued	11,287,336	11,287,336
Ordinary stock, shares outstanding	11,287,336	11,287,336